Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	6 Months Ended
	Jul. 31, 2011	Jun. 30, 2012
Subsequent Event [Line Items]
Dividends paid, cash	$ 1,420	$ 3,964
Cash dividend per share	$ 0.10
Declaration Date		Jul. 09, 2012